Share-Based Compensation (Table) (Details) - Restricted Stock Units RSU [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested, Number of Units, opening balance	261,461	881,213
Unvested, Weighted Average Fair Value on Grant Date, opening balance	$ 21.92	$ 22.35
Vested , Number of Units	(322,364)	(535,912)
Vested, Actual Fair Value on Vesting Date	$ 28.23	$ 26.11
Granted in September 2025, Number of Units	2,375,250	13,195
Granted in September 2025, Weighted Average Fair Value on Grant Date	$ 25.55	$ 18.82
Granted in March 2024, Number of Units		58,215
Granted in March 2024, Weighted Average Fair Value on Grant Date		$ 17.80
Forfeit, Number of units		(155,250)
Unvested, Number of Units, opening balance	2,314,347	261,461
Unvested, Weighted Average Fair Value on Grant Date,closing balance	$ 25.55	$ 21.92